Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Research and development [Abstract]
External research and development expenses		$ 5,489	$ 3,118	$ 11,314	$ 7,001
Employee expenses	[1]	1,626	1,025	3,045	1,823
Depreciation		10	7	20	15
Other expenses		51	90	103	115
Total research and development expenses		7,176	4,240	14,482	8,954
General and administrative [Abstract]
External costs		1,839	1,932	4,109	4,681
Employee expenses	[2]	840	574	1,616	1,114
Depreciation		70	4	137	7
Total general and administrative expenses		2,749	2,510	5,862	5,802
Total operating expenses		9,925	6,750	20,344	14,756
Share-based compensation expense included in employees expenses for employees in research and development department		200	300	600	400
Share-based compensation expense included in employees expenses in general and administrative		200	200	400	400
Foreign exchange gain [Abstract]
Foreign exchange gain		$ 36	$ 7,084	(1,601)	$ 9,327
Loss before tax higher/lower related to translation of cash held				$ 8,100

[1]	Included in employee expenses is share based compensation expense of $0.2 million and $0.6 million for the three and six months ended June 30, 2023, respectively, relating to employees in the research and development department (three and six months ended June 30, 2022, $0.3 million and $0.4 million, respectively).
[2]	Included in employee expenses is share based compensation expense of $0.2 million and $0.4 million for the three and six months ended June 30, 2023, respectively, relating to employees in the general and administrative department (three and six months ended June 30, 2022, $0.2 million and $0.4 million, respectively).